Accounts Payable (Tables)	6 Months Ended
Jun. 30, 2022
Trade and other payables [abstract]
Summary of accounts payable

	Dec 31, 2021	Jun 30, 2022
	HK$	HK$
Clients’ payables	146,917	3,856,366
Payables to clearing house and brokers	8,590,241	78,897,795
Payables to insurance companies	—	11,394,545
Clients’ monies held on trust	146,283,760	93,827,661
Payables to suppliers of fashion, media advertising and marketing services	—	94,486,888

	155,020,918	282,463,255